Expenses by nature and employee benefit expense (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Investment in film and television programs
Direct production and new media costs	$ 197,919	$ 192,143
Expense of film and television programs	40,165	33,554
Expense of film and broadcast rights for broadcasting	14,919	18,546
Write-down of investment in film and television programs and acquired and library content	37,145	10,968
Development, integration and other	1,661	10,554
Impairment of intangible assets	67,726	1,059
Office and administrative	21,664	21,704
Finance expense, net	43,970	46,558
Investor relations and marketing	3,579	3,322
Professional and regulatory	6,401	7,804
Amortization of property and equipment and intangible assets	22,651	24,174
Expenses by nature, excluding benefit expense	472,231	386,302
The following sets out the components of employee benefits expense:
Salaries and employee benefits	47,651	50,421
Share-based compensation	1,826	2,950
Employee benefits expense	49,477	53,371
Expenses	521,708	439,673
Acquired and library content
Investment in film and television programs
Amortization of acquired and library content (note 8)	$ 14,431	$ 15,916